DESCRIPTION OF THE PLAN - Narrative (Details) - 401(k) PLAN	12 Months Ended
	Dec. 31, 2025 USD ($) year hour	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Participant compensation matched, minimum service period	2 months
Minimum service hours | hour	1,000
Participant minimum age | year	18
Maximum eligible compensation	75.00%
Rollover contributions	$ 596,690
Matching percentage	100.00%
Participant compensation matched, percentage	6.00%
Employer contribution	$ 140,082	$ 131,922
Minimum borrowing, amount	1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
General loan, borrowing term	5 years
Basis spread on variable rate	2.00%
Involuntary cash-out limit	$ 1,000
Immediate lump sum distributions	5,000
Forfeited nonvested account	7,442	60,391
Forfeitures used for contributions	$ 58,081
Forfeitures used to pay Plan expenses		$ 771
Safe harbor matching contribution
EBP, Description of Plan [Line Items]
Vesting Percentage	100.00%
Common Stock of Balchem Corporation
EBP, Description of Plan [Line Items]
Maximum eligible compensation	10.00%
Minimum
EBP, Description of Plan [Line Items]
Primary residence, borrowing term	5 years
Participant loan, interest rate	4.50%	4.50%
Maximum
EBP, Description of Plan [Line Items]
Primary residence, borrowing term	10 years
Participant loan, interest rate	10.50%	10.50%